Revenue and related balances	3 Months Ended
Mar. 31, 2022
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes services such as initial implementation, project management, and training.

The following table represents disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2022	2021
	$	$
Subscription revenue	29,128	19,775
Professional services	2,927	1,967
	32,055	21,742